Item 1 – Schedule of Investments

American Growth Fund Series One

April 30, 2022

(unaudited)

Common Stock 99.38%	Shares	Market Value
Diversified Co. 11.43%
Chemed Corp	3,115	$1,530,680
Honeywell International Inc.	2,291	443,331
		1,974,011
Semiconductor Cap. Equip. 9.22%
Teradyne Inc.	15,100	1,592,446
		1,592,446
Computer Software & Svcs 7.78%
Fair Isaac Corporation*	3,600	1,344,636
		1,344,636
Railroad 6.56%
Canadian Pacific Railway LTD.	15,481	1,133,519
		1,133,519
Computer Hardware 6.22%
Apple Inc.	6,816	1,074,542
		1,074,542
Environmental 5.88%
Waste Management Inc.	6,180	1,016,239
		1,016,239
Computer & Peripherals 5.39%
Cisco Systems Inc.	19,000	930,620
		930,620
Application Software 4.99%
Microsoft Corporation	3,109	862,810
		862,810
Machinery 4.31%
The Middleby Corporation*	4,835	744,058
		744,058

Cable TV 4.22%
Charter Communications Inc.*	1,700	$728,433
		728,433
Biotechnology 4.05%
Amgen Inc.	3,000	699,570
		699,570
Transportation & Logistics 3.15%
Old Dominion Freight Line Inc.	945	264,713
Norfolk Southern Corporation	620	159,886
J.B. Hunt Transport Services Inc.	700	119,595
		544,194
Online Media 3.10%
Alphabet Inc.*	235	536,315
		536,315
Retail - Apparel & Specialty 2.96%
Tractor Supply Company	1,300	261,885
Amazon.com Inc.*	100	248,563
		510,448
Semiconductor 2.34%
Intel Corporation	6,200	270,258
NVIDIA Corporation	720	133,539
		403,797
Home Improvement Stores 1.98%
Home Depot Inc. (The)	1,140	342,456
		342,456
Industrial Products 1.95%
Eaton Corporation PLC	970	140,669
Vestas Wind Systems A/S ADR Uns	12,500	107,000
ABB LTD	3,000	89,610
		337,279
Farm & Construction Machinery 1.79%
Caterpillar Inc.	1,471	309,704
		309,704
Insurance - Property and Causality 1.26%
Markel Corporation*	100	135,328
Selective Insurance Group Inc.	1,000	82,360
		217,688

Business Services 1.21%
Paychex Inc.	1,651	$209,231
		209,231
Restaurants 1.19%
Starbucks Corporation	2,748	205,111
		205,111
Chemicals 1.12%
Balchem Corporation	1,575	194,040
		194,040
Health Care Plans 1.12%
UnitedHealth Group Incorporated	380	193,249
		193,249
Telecommunication Services 1.07%
T-Mobile US, Inc. *	1,500	184,710
		184,710
Media - Diversified 0.92%
Comcast Corp CL A	4,000	159,040
		159,040
Drug 0.83%
Johnson & Johnson	796	143,646
		143,646
Banks 0.83%
J P Morgan Chase	1,200	143,232
		143,232
Medical Diagnostics & Research 0.64%
Thermo Fisher Scientific Inc.	200	110,584
		110,584
Health Care Providers 0.63%
HCA Healthcare Inc.	505	108,348
		108,348
Asset Management 0.47%
Blackstone Inc.	800	81,256
		81,256
Software 0.41%
Salesforce.com Inc *	400	70,376
		70,376

Aerospace & Defense 0.27%
Raytheon Technologies Corporation	500	$47,455
		47,455
Vehicles & Parts 0.09%
Dana Incorporated	1000	14,810
		14,810

Total Value Common Stocks (cost $5,743,911)	99.38%	17,167,853
Cash and Receivable, less liabilities	0.62%	107,699
Total Net Assets	100.00%	$17,275,552

*	Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	11,599,728
Gross Unrealized depreciation on investment securities	(175,786)
Net Unrealized depreciation on investment securities	11,423,942
Cost of investment securities for federal income tax purposes	5,743,911

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$17,167,853	$0	$0	$17,167,853